LEASE AND COMMITMENTS - Supplementary Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 64,630
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 231,146
Weighted average remaining lease term
Operating leases	4 years 4 months 24 days
Weighted average discount rate
Operating leases	5.00%